Goodwill, net - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) unit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Goodwill (Details) [Line Items]
Number of cash generating units | unit	3
Impairment loss expense	$ 13,524	$ 6,018	$ 0
Impairment loss on goodwill	5,791	838
Impairment loss on ROU asset	374	356	0
Impairment of intangible assets	859	135	$ 0
Rymco
Goodwill (Details) [Line Items]
Impairment loss expense	1,225	6,018
Impairment loss on ROU asset		356
Unrecognized impairment loss		5,723
Rymco | Intangible Assets
Goodwill (Details) [Line Items]
Remaining carrying amount	1,705	0
Impairment of intangible assets		135
Fair value	481
Rymco | Goodwill
Goodwill (Details) [Line Items]
Impairment loss on goodwill		838
Remaining carrying amount		0
Rymco | Property, Plant and Equipment
Goodwill (Details) [Line Items]
Remaining carrying amount		1,596
Impairment of property plant and equipment		4,689
Procaps S.A. de C.V. and Biokemical S.A. de CV
Goodwill (Details) [Line Items]
Impairment loss expense	12,175
Impairment loss on ROU asset	374
Unrecognized impairment loss	17,141
Procaps S.A. de C.V. and Biokemical S.A. de CV | Intangible Assets
Goodwill (Details) [Line Items]
Remaining carrying amount	0
Carrying amount	6,197
Impairment of intangible assets	533
Procaps S.A. de C.V. and Biokemical S.A. de CV | Goodwill
Goodwill (Details) [Line Items]
Impairment loss on goodwill	5,791
Remaining carrying amount	0
Procaps S.A. de C.V. and Biokemical S.A. de CV | Property, Plant and Equipment
Goodwill (Details) [Line Items]
Remaining carrying amount	11,195
Impairment of property plant and equipment	5,478
Right-of-use assets | Rymco
Goodwill (Details) [Line Items]
Remaining carrying amount		$ 2,744
Right-of-use assets | Procaps S.A. de C.V. and Biokemical S.A. de CV
Goodwill (Details) [Line Items]
Remaining carrying amount	$ 10